Property, plant and equipment - Capital commitments (Details) $ in Thousands	Dec. 31, 2021 ship	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of suezmaxes | ship	5
Number VLCCs | ship	3
Capital commitments		$ 623,756	$ 404,100
VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments		314,160
Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments		309,596
FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments		0
2023
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments		199,716
2023 | VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments		11,220
2023 | Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments		188,496
2023 | FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments		0
2024
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments		78,540
2024 | VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments		78,540
2024 | Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments		0
2024 | FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments		0
2025
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments		345,500
2025 | VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments		224,400
2025 | Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments		121,100
2025 | FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments		$ 0